LOAN FROM RELATED PARTY	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Text Block]
NOTE 5 – LOAN FROM RELATED PARTY

	June 30	December 31
	2015	2014
	$	$

Loan from related party	1,350	1,300

The above loan is unsecured, bears no interest and has no set terms of repayment. This loan is repayable on demand.

Lane Valuation Group [Member]
Debt Disclosure [Text Block]
NOTE 4 – LOAN FROM RELATED PARTY

On February 18, 2015, the Company entered into a standard Land Purchase and Sale Agreement with the Lane Valuation group for the acquisition of land known as 1625 VFW Parkway, West Roxbury, Suffolk County, MA, for the purchase price of eight hundred thousand US $.